Average Annual Total Returns - FidelitySAISustainableFutureFundFidelitySAISustainableSectorFundFidelitySAISustainableUSEquityFund-ComboPRO - FidelitySAISustainableFutureFundFidelitySAISustainableSectorFundFidelitySAISustainableUSEquityFund-ComboPRO - Fidelity SAI Sustainable Future Fund
	Jul. 30, 2024
Fidelity SAI Sustainable Future Fund | Return Before Taxes
Average Annual Return:
Past 1 year	21.47%
Since Inception	5.00%	[1]
Fidelity SAI Sustainable Future Fund | After Taxes on Distributions
Average Annual Return:
Past 1 year	21.33%
Since Inception	4.86%	[1]
Fidelity SAI Sustainable Future Fund | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	12.80%
Since Inception	3.82%	[1]
RS003
Average Annual Return:
Past 1 year	25.96%
Since Inception	6.15%
IXWX9
Average Annual Return:
Past 1 year	27.82%
Since Inception	7.44%

[1]	A From April 14, 2022 .